INCOME TAX - Deferred tax asset and liabilities classification (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Asset Deferred Tax:
Deferred tax asset, beginning balance	$ 2,116,516
Effect on Income Statement	(53,311)
Effect on OCI	302,791
Effect on Equity	(2,701)
Tax Made	(378,908)
Foreign Exchange	106,370
Adjustments for consolidation purposes	110,510
Deferred tax asset, ending balance	2,201,267
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(3,216,134)
Effect on Income Statement	(674,363)
Effect on OCI	16,264
Effect on Equity	(89)
Foreign Exchange	(19,454)
Adjustments for consolidation purposes	(122,238)
Deferred tax liabilities, ending balance	(4,016,014)
Net Deferred Tax
Beginning balance	(1,099,618)
Effect on Income Statement	(727,674)
Effect on OCI	319,055
Effect on Equity	(2,790)
Tax Made	(378,908)
Foreign Exchange	86,916
Adjustments for consolidation purposes	(11,728)
Ending balance	(1,814,747)
Property and equipment
Asset Deferred Tax:
Deferred tax asset, beginning balance	5,982
Effect on Income Statement	350
Effect on Equity	(11)
Foreign Exchange	(3,586)
Adjustments for consolidation purposes	(67)
Deferred tax asset, ending balance	2,668
Employee Benefits
Asset Deferred Tax:
Deferred tax asset, beginning balance	259,406
Effect on Income Statement	23,532
Effect on OCI	(4,747)
Foreign Exchange	4,410
Deferred tax asset, ending balance	282,601
Deterioration assessment
Asset Deferred Tax:
Deferred tax asset, beginning balance	416,452
Effect on Income Statement	20,417
Foreign Exchange	65,956
Adjustments for consolidation purposes	109,388
Deferred tax asset, ending balance	612,213
Investments evaluation
Asset Deferred Tax:
Deferred tax asset, beginning balance	5,061
Effect on Income Statement	316
Effect on OCI	(118)
Foreign Exchange	19
Deferred tax asset, ending balance	5,278
Derivatives Valuation
Asset Deferred Tax:
Deferred tax asset, beginning balance	235,067
Effect on Income Statement	(230,193)
Adjustments for consolidation purposes	1,189
Deferred tax asset, ending balance	6,063
Tax credits settlement
Asset Deferred Tax:
Deferred tax asset, beginning balance	34,940
Effect on Income Statement	(29,859)
Effect on Equity	(2,690)
Foreign Exchange	2,587
Deferred tax asset, ending balance	4,978
Financial Obligations
Asset Deferred Tax:
Deferred tax asset, beginning balance	0
Effect on Income Statement	197,660
Deferred tax asset, ending balance	197,660
Insurance operations
Asset Deferred Tax:
Deferred tax asset, beginning balance	13,319
Effect on Income Statement	19,541
Foreign Exchange	2,046
Deferred tax asset, ending balance	34,906
Net investment coverage in operations abroad
Asset Deferred Tax:
Deferred tax asset, beginning balance	528,438
Effect on Income Statement	(94,400)
Effect on OCI	307,656
Tax Made	(378,908)
Deferred tax asset, ending balance	362,786
Other deductions
Asset Deferred Tax:
Deferred tax asset, beginning balance	241,635
Effect on Income Statement	39,211
Foreign Exchange	9,438
Deferred tax asset, ending balance	290,284
Implementation adjustment
Asset Deferred Tax:
Deferred tax asset, beginning balance	376,216
Effect on Income Statement	114
Foreign Exchange	25,500
Deferred tax asset, ending balance	401,830
Property and equipment
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(144,988)
Effect on Income Statement	20,635
Foreign Exchange	(3,124)
Adjustments for consolidation purposes	12,839
Deferred tax liabilities, ending balance	(114,638)
Deterioration assessment
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(113,391)
Effect on Income Statement	(714,178)
Foreign Exchange	(2,773)
Adjustments for consolidation purposes	(143,478)
Deferred tax liabilities, ending balance	(973,820)
Participatory titles evaluation
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(369,809)
Effect on Income Statement	(25,930)
Effect on OCI	15,003
Foreign Exchange	2,742
Adjustments for consolidation purposes	0
Deferred tax liabilities, ending balance	(377,994)
Derivatives evaluation
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(10,045)
Effect on Income Statement	(71,636)
Effect on OCI	(87)
Foreign Exchange	(1,179)
Adjustments for consolidation purposes	572
Deferred tax liabilities, ending balance	(82,375)
Lease restatement
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(215,411)
Effect on Income Statement	(106,402)
Deferred tax liabilities, ending balance	(321,813)
Investments in associates Adjustment for equity method
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(79,584)
Effect on Income Statement	7,552
Effect on OCI	1,348
Effect on Equity	(89)
Foreign Exchange	38,139
Adjustments for consolidation purposes	7,829
Deferred tax liabilities, ending balance	(24,805)
Financial Obligations
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(179,947)
Effect on Income Statement	179,496
Foreign Exchange	(105)
Deferred tax liabilities, ending balance	(556)
Goodwill
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(1,573,966)
Effect on Income Statement	641
Foreign Exchange	(1,035)
Deferred tax liabilities, ending balance	(1,574,360)
Insurance operations
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(13,949)
Effect on Income Statement	(21,287)
Foreign Exchange	(2,143)
Deferred tax liabilities, ending balance	(37,379)
Properties received in payment
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(148,462)
Effect on Income Statement	45,504
Foreign Exchange	(2,032)
Deferred tax liabilities, ending balance	(104,990)
Other deductions
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(366,557)
Effect on Income Statement	11,242
Foreign Exchange	(47,944)
Deferred tax liabilities, ending balance	(403,259)
Implementation adjustment
Liability Deferred Tax:
Deferred tax liabilities, beginning balance	(25)
Deferred tax liabilities, ending balance	$ (25)